CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Begining Balance at Dec. 31, 2019	$ 145	$ 162,609		$ (68,432)	$ 94,322
Begining Balance, (in Shares) at Dec. 31, 2019	35,230,253
Issuance of ordinary shares in connection with stock-based compensation plans	$ 2	733			735
Issuance of ordinary shares in connection with stock-based compensation plans, shares	484,146
Share-based compensation		7,192			7,192
Other comprehensive loss			(10)		(10)
Net loss				(25,857)	(25,857)
Ending Balance at Jun. 30, 2020	$ 147	170,534	(10)	(94,289)	76,382
Ending Balance, (in Shares) at Jun. 30, 2020	35,714,399
Begining Balance at Dec. 31, 2020	$ 148	178,864	5	(103,838)	$ 75,179
Begining Balance, (in Shares) at Dec. 31, 2020	35,972,470				35,972,470
Issuance of ordinary shares in connection with stock-based compensation plans	$ 5	1,501			$ 1,506
Issuance of ordinary shares in connection with stock-based compensation plans, shares	1,279,781
Share-based compensation		7,170			7,170
Other comprehensive loss			(23)		(23)
Net loss				(23,455)	(23,455)
Ending Balance at Jun. 30, 2021	$ 153	$ 187,535	$ (18)	$ (127,293)	$ 60,377
Ending Balance, (in Shares) at Jun. 30, 2021	37,252,251				37,252,251